Segment information - Revenue by geographical areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	$ 3,101,175	$ 2,914,180	$ 2,236,415
United States
Disclosure of geographical areas [line items]
Revenue	1,240,906	858,858	776,223
Mainland China and Hong Kong
Disclosure of geographical areas [line items]
Revenue	1,465,553	1,447,427	1,066,558
Eurasia
Disclosure of geographical areas [line items]
Revenue	$ 394,716	$ 607,895	$ 393,634